COMMITMENTS	12 Months Ended
Dec. 31, 2014
COMMITMENTS [Abstract]
COMMITMENTS
25.	COMMITMENTS

(a)	Operating leases

The Group has entered into operating lease agreements principally for its office spaces in the PRC. These leases expire through 2018 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2012, 2013 and 2014 were $2,668, $3,312 and $3,985, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:

Year

2015	$2,357
2016	50
2017	10
2018	6
$2,423

(b)	Concession fees

The Group has entered into concession right agreements with vendors, such as airports, airlines and a petroleum company. The contract terms of such concession rights are usually three to five years. The concession rights expire through 2029 and are renewable upon negotiation. Concession fees charged into statements of operations for the years ended December 31, 2012, 2013 and 2014 were $177,996, $180,990 and $175,696, respectively.

Future minimum concession fee payments under non-cancellable concession right agreements were as follows:

Year

2015	$166,761
2016	77,640
2017	52,093
2018	33,843
2019	21,654
2020 and thereafter	34,228
$386,219

(c)	Capital commitments

The Group has entered into purchase agreements with vendors for media equipment in airports and gas stations and a property. The minimum purchase payments under non-cancellable purchase agreements were $42,455 and $275 for the years ending December 31, 2015 and 2016 and thereafter.

(d)	Other commitments

In December 2014, the Group has entered into an agreement with East Jiacheng to commit to contribute capital of $1,455 into Jiacheng Advertising, a joint venture invested by the Group and East Jiacheng. As of December 31, 2014, the Group had not paid any capital yet, which shall pay within 50 years which is permitted under by the current PRC laws.